Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,077,071	$ 2,375,437
PEO Actually Paid Compensation Amount	2,317,495	2,543,297
Non-PEO NEO Average Total Compensation Amount	2,101,276	783,781
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,479,409	959,463
Compensation Actually Paid vs. Total Shareholder Return
Relationship between CAP and TSR

The following graph displays the PEO and average non-PEO NEO CAP amounts are aligned with the Company’s TSR (assuming an initial investment of $100 made on December 31, 2020) for the fiscal years ended December 31, 2021 and 2022. The CAP dollar amounts in the graph are shown in thousands of dollars.

Compensation Actually Paid vs. Net Income
Relationship between CAP and Net Income

The graph below reflects the relationship between PEO and average Non-PEO NEO CAP amounts and the Company’s net income for the fiscal years ending December 31, 2021 and 2022. The Net Income dollar amounts in the graph are shown in thousands of dollars.

Total Shareholder Return Amount	$ 200	145
Net Income (Loss)	79,491	67,227
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	240,424	167,860
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 378,133	$ 175,682